Stockholders' Deficit - Schedule of Outstanding Vested and Unexercised Common Stock Warrants (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants	229,601	83,259	512,134	845,096
Vested and Unexercised Common Stock Warrants [Member]
Number of Warrants	229,601
September 2014 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Exercise Price	$ 16.20
Number of Warrants	62,500
Expiration Date	Aug. 31, 2021
September 2014 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Exercise Price	$ 10.00
Number of Warrants	11,800
Expiration Date	Sep. 18, 2021
September 2014 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Exercise Price	$ 10.00
Number of Warrants	8,959
Expiration Date	Sep. 29, 2021
February 2016 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Exercise Price	$ 20.50
Number of Warrants	146,342
Expiration Date	Feb. 23, 2021